Significant Accounting Policies Level 4 (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unamortized debt issuance costs - assets		$ 8	$ 9
Foreign Currency Transaction Gain (Loss), before Tax		9	33	$ 2
Interest-bearing time deposits and other cash equivalents		37	46
Short-term investments		0	7
Inventory Valuation Reserves		7	8
Unamortized Debt Issuance Expense		51	57
Depreciation		124	130	135
Asset Impairment Charges	$ 6	(6)	5	124
Research and Development Expense		65	72	73
Business realignment costs		$ 16	$ 47	$ 21
Concentration Risk, Percentage		9.00%
Building [Member]
Property, Plant and Equipment, Useful Life		20 years
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life		15 years
Minimum [Member]
Property, Plant and Equipment, Useful Life		1 year
Finite-Lived Intangible Asset, Useful Life		1 year
Maximum [Member]
Property, Plant and Equipment, Useful Life		5 years
Finite-Lived Intangible Asset, Useful Life		30 years